Valuation and Qualifying Accounts Schedule II (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Movement in Valuation Allowances and Reserves [Roll Forward]
Acquisition of businesses	$ 2,400
Accounts Receivable - Allowance for Doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	70	$ 64	$ 56
Provision charged to costs and expenses	45	27	40
Reserve adjustments	(8)	(5)	(8)
Accounts charged off	(25)	(16)	(19)
Acquisition of businesses	91	1	1
Currency translation	0	(1)	(1)
Transfers to held for sale	0	0	5
Balance at end of period	173	70	64
Deferred Tax Assets - Valuation Allowance
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	1,151	1,111	1,046
Acquisition of businesses	2,459	0	0
Allowance provision for new operating and other loss carryforwards	121	23	121
Allowance provision benefits	(331)	17	(56)
Balance at end of period	$ 3,400	$ 1,151	$ 1,111